NONCONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2018
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	iKang	WA	iKang		Shenzhen	Jianwei								China
	Zhejiang	Health	Shanghai	Fujian	Hospital	Healthcare	Beijing		iKang	Beijing	Yinchuan	Shandong	Xi’an	Physician	Guizhou	Wuhu	Wuxi	Zhenjiang	Ningbo
	BVI	care	Gubei	iKang	Management	Management	Jiandatong	MediFast	Changzhou	Tianzhikangjian	Ciming	Ciming	iKang	alliance	winstar	iKang	iKang	iKang	iKang	Total

Balance at March 31, 2015	$260	$5,330	$1,034	$617	$(52)	$68	$94	$1,553	$314	$—	$—	$	$—	$—	$—	$—	$—			$9,218
Additional purchase of non-controlling interest	—	—	(486)	—	—	—	—	—	—	(1,178)	—	—	—	—	—	—	—	—	—	(1,664)
Addition of non-controlling interest in connection with acquisitions	—	—	—	—	—	—	—	—	—	5,050	1,613	2,416	3,242	—	4,446	—	—	—	—	16,767
Addition of non-controlling interest in connection with capital injection	—	—	—	—	—	—	—	—	—	—	—	—	457	—	—	—	—	—	—	457
Addition of non-controlling interest in connection with new establishments	—	—	—	—	—	—	—	—	—	—	—	—	—	551	—	182	—	—	—	733
Dividend distribution to non-controlling interest holders	—	—	(557)	—	—	—	—	(57)	—	—	—	—	—	—	—	—	—	—	—	(614)
Share of profit (loss)	158	(453)	9	61	(789)	(162)	(27)	257	52	(495)	241	(399)	(199)	(39)	4	(56)	—	—	—	(1,837)

Other comprehensive income	—	(199)	—	(28)	13	—	(3)	—	(16)	(211)	(69)	(91)	20	7	90	3	—	—	—	(484)

Balance at March 31, 2016	$418	$4,678	$—	$650	$(828)	$(94)	$64	$1,753	$350	$3,166	$1,785	$1,926	$3,520	$519	$4,540	$129	$—	—	—	$22,576
Purchase of non-controlling interest of Shenzhen Hospital Management	—	—	—	—	906	—	—	—	—	—	—	—	—	—	—	—	—	—	—	906
Addition of non-controlling interest in connection with establishments of Wuxi iKang	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	130	—	—	130
Dividend distribution to non-controlling interest holders of MediFast	—	—	—	—	—	—	—	(983)	—	—	—	—	—	—	—	—	—	—	—	(983)
Share of profit (loss)	176	(957)	—	62	(69)	(177)	(28)	419	236	(97)	154	(295)	(85)	(67)	(366)	(56)	(143)	—	—	(1,293)
Other comprehensive income	(10)	(293)	—	(43)	(9)	10	(3)	(3)	(31)	(203)	(118)	(120)	(219)	(31)	(288)	(7)	—	—	—	(1,368)

Balance at March 31, 2017	$584	$3,428	$—	$669	$—	$(261)	$33	$1,186	$555	$2,866	$1,821	$1,511	$3,216	$421	$3,886	$66	$(13)	—	—	$19,968
Capital contribution from non-controlling interest of Zhenjiang iKang	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	909	—	909
Purchase of non-controlling interest of Fujian iKang	—	—	—	(630)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(630)
Addition of non-controlling interest of IMHealthcare and its subsidiaries (1)	—	—	—	—	—	1,444	—	—	—	—	—	—	—	—	—	—	—	—	—	1,444
Capital contribution through other assets relating to non-controlling interest of Ningbo iKang (2)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	461	461
Dividend distribution to non-controlling interest holder of iKang Yinchuan Ciming & Yinchuan Clinic	—	—	—	—	—	—	—	—	—	—	(605)	—	—	—	—	—	—	—	—	(605)
Share of profit (loss)	(4)	(516)	—	(59)	—	43	(49)	354	165	654	543	(543)	55	(43)	389	23	(169)	(263)	53	633
Other comprehensive income	—	255	—	20	—	69	(1)	(13)	70	328	208	131	312	39	451	15	(6)	38	22	1,938

Balance at March 31, 2018	$580	$3,167	—	—	—	1,295	$(17)	$1,527	$790	$3,848	$1,967	$1,099	$3,583	$417	$4,726	$104	$(188)	$684	$536	$24,118

(1)

On July 31, 2017, the Group acquired 100% equity interest of IMHealthcare and its subsidiaries (“IMHealthcare”) through Shanghai Jianwei Management. As part of the consideration, 35.06% of Shanghai Jianwei Management’s equity interests were exchanged with IMHealthcare’s original shareholders for this transaction, resulting in non-controlling interest in Shanghai Jianwei Management. The non-controlling interest in Shanghai Jianwei Management is amounted at $1,444 as of March 31, 2018.

(2)

Non-controlling shareholders of Ningbo iKang made a prepayment of capital injection $461 in Ningbo iKang during the year ended March 31, 2016. As the business registration as shareholders for non-controlling interest of Ningbo iKang was only completed in current year, resulting in an increase in non-controlling interest as of March 31, 2018.